Discontinued Operations And Other Dispositions (Summary Of Discontinued Operations Presented In Consolidated Statements Of Income And Comprehensive Income) (Details) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Discontinued Operations And Other Dispositions [Abstract]
Operating revenues									$ 31,458	$ 67,391	$ 65,886
Total operating expenses									24,286	49,617	51,144
Operating income									7,172	17,774	14,742
Gain on sale									(17,699)
Loss on sale									2,981
Other expense, net									1,397	3,495	1,992
Income from discontinued operations before income taxes									20,493	14,279	12,750
Provision for income taxes									8,017	12,893	5,154
Income from discontinued operations	$ 1,421	$ 375	$ (335)	$ 11,015	$ 2,499	$ (3,738)	$ 1,871	$ 754	$ 12,476	$ 1,386	$ 7,596	$ 5,913	$ 2,189